CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (375,108)	$ (29,175)	$ (1,638)
Adjustments to reconcile net loss to net cash from operating
Depreciation of property and equipment	4,486	2,552	1,375
Provision for doubtful accounts	854	1,442	659
Amortization of right-of-use assets	3,352
Amortization of intangible assets	13,297	11,849	12,506
Amortization of other assets	147	132	63
Amortization of deferred financing costs	4,061	1,515	1,365
Stock-based compensation	12,418	363	103
Amortization of unfavorable lease terms		(36)	(144)
Write-off of unfavorable lease		(384)
(Gain) Loss on sale and disposal of assets		110
In-kind interest	4,130	6,119
Deferred income tax benefit	(3,763)	(4,341)	(4,649)
Change in fair value of earn-out shares liability	47,100	0	0
Change in fair value adjustment of warrant liabilities	277,315	0	0
Debt prepayment expense	2,014
Changes in operating assets and liabilities:
Accounts receivable	(31,013)	3,701	(11,048)
Prepaid expense and other current assets	(5,434)	489	(1,116)
Income taxes receivable	35	(4,611)
Inventory	(9,443)	(3,211)	(4,769)
Other assets	(6,129)	(2,286)	(692)
Accounts payable	10,523	4,889	4,311
Accrued payroll and other expenses	24,784	(118)	2,765
Other long-term liabilities		1,529	119
Lease liabilities	(1,393)
Income taxes payable	(594)	(2,964)	2,518
Net cash (used in) provided by operating activities	(28,361)	(12,436)	1,728
Cash flows used in investing activities:
Cash paid for business acquisitions, net of cash acquired	(22,896)		(2,058)
Repayment of notes receivables from shareholders	781
Capital expenditures for intangible assets	(4,415)	(316)	(1,648)
Capital expenditures for property and equipment	(11,201)	(3,501)	(8,774)
Net cash used in investing activities	(37,731)	(3,817)	(12,480)
Cash flows from financing activities:
Proceeds from issuance of convertible senior notes	750,000
Purchase of capped calls related to convertible senior notes	(90,150)
Repurchase of shares		(154)
Proceeds from exercise of warrants	188,378
Proceeds from revolving facility	5,000	6,500	18,500
Repayment of revolving facility	(5,000)	(15,000)	(12,000)
Proceeds from term loan		30,000	10,000
Payment of debt issuance costs	(21,341)	(77)	(150)
Repayment of term loan	(225,486)	(1,772)
Deferred payment for acquisition		(901)
Proceeds from Business Combination, net of transaction costs (See Note 3)	357,634		(1,772)
Payments for transaction costs		(323)
Net cash provided by financing activities	959,035	18,273	14,578
Net increase in cash and cash equivalents	892,943	2,020	3,826
Effect of foreign currency translation on cash	(543)	159	(94)
Cash and cash equivalents, beginning of period	9,486	7,307	3,575
Cash and cash equivalents, end of period	901,886	9,486	7,307
Supplemental disclosures of cash flow information and non-cash investing and financing activities:
Cash paid for interest	10,249	13,536	15,727
Cash paid for income taxes	1,700	2,434	861
Issuance of earn-out shares	136,575
Trade receivables due from seller	6,623
Notes payable to seller	2,153
Contingent consideration	783
Issuance of Class A Common Stock in connection with business acquisitions	9,341
Capital expenditures included in accounts payable	$ 321	240	1,006
Deferred payment due to seller related business acquisition			$ 927
Deferred unpaid offering costs		$ 2,036